U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

              INVESCO Emerging Opportunity Funds, Inc.-
              7800 E. Union Avenue
              Denver, Colorado 80237

2.    Name of each series or class of funds for which this notice is filed:

              INVESCO Emerging Opportunity Funds, Inc.-
                   INVESCO Small Company Growth Fund

3.    Investment Company Act File Number:   811-6234

      Securities Act File Number:  33-38336

4.    Last day of fiscal year for which this notice is filed:

              May 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

              --------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

              Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

              0


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

              0

9.    Number and aggregate sale price of securities sold during the fiscal year:

              Shares = 46,973,375         $598,523,203

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

              Shares = 46,973,375         $598,523,203

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

              N/A

12.   Calculation of registration fee:

           (i)   Aggregate sale price of
           securities sold during the fiscal
           year in reliance on Rule 24f-2
           (from Item 10):                                  $  598,523,203
                                                            --------------
           (ii)  Aggregate price of shares
           issued in connection with dividend
           reinvestment plans (from Item 11,
           if applicable):                                  +        N/A
                                                            --------------
           (iii) Aggregate price of shares
           redeemed or repurchased during
           the fiscal year (if applicable):
                                                            -  635,314,480
                                                            --------------

           (iv)  Aggregate price of shares
           redeemed or repurchased and previously
           applied as a reduction to
           filing fees pursuant to Rule
           24e-2 (if applicable):
                                                              +      N/A
                                                            --------------

           (v)   Net aggregate price of
           securities sold and issued during
           year in reliance on Rule 24f-2
           [line (i), plus line (ii), less
           line (iii), plus line (iv)]
           if applicable:                                            0
                                                            --------------

           (vi)  Multiplier prescribed by
           Section 6(b) of the Securities
           Act of 1933 or other applicable
           law or regulation (see Instruction               x      1/3300
           C.6):                                            --------------


           (vii) Fee due [line (i) or
           line(v) multipled by line (vi)]:                          0
                                                            --------------


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Information and Other Procedures (17 CFR 202.3a).

              -------


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              Not Applicable


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                    INVESCO Emerging Opportunity Funds, Inc.
                           INVESCO Small Company Growth Fund


                           By:/s/ Dan J. Hesser
                              ---------------------------
                                  Dan J. Hesser
                                  President & Chief Executive Officer

                              Date:   July 22, 1997